Property and equipment - Changes in property and equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment [abstract]
Transferred from assets under construction	₩ 26,185	₩ 82,179